RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2018 and 2017:

		As of September 30,
Accounts	Name of related parties	2018	2017
Related party payables	Shareholder, HUANG Jian Cong	$3,584,216	$7,911,720
Related party payables	Other Affiliates of the Company	110,253	-
Total due to related parties		$3,694,469	$7,911,720

This represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years end September 30, 2018 and 2017, the Company borrowed $3,584,216 and $6,051,523 from its shareholder, HUANG Jian Cong, which have a loan term from October 01, 2017 to September 30, 2020
.